Income Taxes - Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets and Liabilities [Abstract]
Allowance for loan losses	$ 1,743	$ 1,648
Net operating loss carryforward	213	341
Unrealized loss on securities available-for-sale	215	145
Other	41	41
Deferred tax assets	2,212	2,175
Premises and equipment	(359)	(374)
Federal Home Loan Bank stock dividends	(609)	(609)
Deferred loan fees	(326)	(282)
Prepaid expenses	(193)	(159)
Other	(361)	(374)
Deferred tax liabilities	(1,848)	(1,798)
Net deferred tax asset	$ 364	$ 377